UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 MARCH 2010


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      28 APRIL 2010
--------------------------------------     ------------     -------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           63
                                           ---------
Form 13F Information Table Value Total:)   3,128,449
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2010                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM     013817101    39232.53856    2,755,094                     SOLE          NONE            SHARED
Allstate Corp        COM     020002101         19.386          600                     SOLE          NONE            SHARED
BP Plc ADR           ADR     055622104      20670.754      362,200                     SOLE          NONE            SHARED
BankAmerUSD0.01      COM     060505104     48658.8501    2,725,986                     SOLE          NONE            SHARED
CBS Corp B Shs       COM     124857202      36697.747    2,632,550                     SOLE          NONE            SHARED
CPFL EnergiaADR      ADR     126153105    38105.96482      625,303                     SOLE          NONE            SHARED
Canon ADR            ADR     138006309          20171      438,500                     SOLE          NONE            SHARED
Chevron Corp         COM     166764100      87674.646    1,156,200                     SOLE          NONE            SHARED
Conagra Foods        COM     205887102    64941.92968    2,590,424                     SOLE          NONE            SHARED
DeutscheTel ADR      ADR     251566105       14019.75    1,038,500                     SOLE          NONE            SHARED
Edison Intl          COM     281020107      15772.872      461,600                     SOLE          NONE            SHARED
Firstenergy Co       COM     337932107         11.727          300                     SOLE          NONE            SHARED
Gen Electric         COM     369604103     74822.4932    4,111,126                     SOLE          NONE            SHARED
General Mills        COM     370334104       47358.51      669,000                     SOLE          NONE            SHARED
Genuine Parts        COM     372460105      70599.936    1,671,400                     SOLE          NONE            SHARED
GpoAero Pac ADS      ADR     400506101    100351.2246    2,710,730                     SOLE          NONE            SHARED
Heinz H.J            COM     423074103    82631.31773    1,811,693                     SOLE          NONE            SHARED
ING Groep ADR        ADR     456837103     6763.35792      679,052                     SOLE          NONE            SHARED
IShsMSCI Taiwan      COM     464286731    17807.50875    1,418,925                     SOLE          NONE            SHARED
Johnson&Johnson      COM     478160104      78136.984    1,198,420                     SOLE          NONE            SHARED
Marathon Oil         COM     565849106         16.611          525                     SOLE          NONE            SHARED
Microsoft Corp       COM     594918104    48629.17001    1,660,407                     SOLE          NONE            SHARED
Mobile Tel ADR       ADR     607409109     41902.4445      754,999                     SOLE          NONE            SHARED
Nat Grid ADR         ADR     636274300     6588.61125      135,151                     SOLE          NONE            SHARED
Nippon Tel ADR       ADR     654624105         1820.7       86,700                     SOLE          NONE            SHARED
Pfizer Inc           COM     717081103     80625.7858    4,701,212                     SOLE          NONE            SHARED
PLDT ADR             ADR     718252604     179261.892    3,364,525                     SOLE          NONE            SHARED
Reed Elsev ADR       ADR     758204200     9751.64664      401,964                     SOLE          NONE            SHARED
Royal Dutch ADR      ADR     780259206       2852.498       49,300                     SOLE          NONE            SHARED
Sasol ADR            ADR     803866300       1613.657       39,100                     SOLE          NONE            SHARED
Siemens  AG ADR      ADR     826197501       7617.714       76,200                     SOLE          NONE            SHARED
TaiwanSMC ADR        ADR     874039100       168843.4   16,095,653                     SOLE          NONE            SHARED
Telecom NZ ADR       ADR     879278208      4040.1848      523,340                     SOLE          NONE            SHARED
Telefonica ADR       ADR     879382208     12773.0439      179,649                     SOLE          NONE            SHARED
ToyotaMotor ADR      ADR     892331307          12056      150,700                     SOLE          NONE            SHARED
Turkcell IM ADR      ADR     900111204        4081.26      271,000                     SOLE          NONE            SHARED
US Bancorp           COM     902973304          25.88        1,000                     SOLE          NONE            SHARED
Unilever PlcADR      ADR     904767704     21820.0416      745,220                     SOLE          NONE            SHARED
Wal-Mart St          COM     931142103        59575.4    1,071,500                     SOLE          NONE            SHARED
Wells Fargo          COM     949746101     36123.9404    1,160,795                     SOLE          NONE            SHARED
Total ADR            ADR     89151E109        3713.28       64,000                     SOLE          NONE            SHARED
Vale Prf ADR         ADR     91912E204    197793.1646    7,125,114                     SOLE          NONE            SHARED
AT & T Inc           COM     00206R102    50261.07392    1,945,088                     SOLE          NONE            SHARED
BCE Inc              COM     05534B760     150793.245    5,051,700                     SOLE          NONE            SHARED
BCE Inc USA          COM     05534B760     150793.245          900                     SOLE          NONE            SHARED
BSCH ADR             ADR     05964H105       9292.981      700,300                     SOLE          NONE            SHARED
Bco Santan ADR       ADR     05965X109     78141.5757    1,145,435                     SOLE          NONE            SHARED
BanColombia ADR      ADR     05968L102    164018.2539    3,592,165                     SOLE          NONE            SHARED
Chunghwa ADR N       ADR     17133Q106    240637.3829   12,384,837                     SOLE          NONE            SHARED
Duke Energy          COM     26441C105          24.48        1,500                     SOLE          NONE            SHARED
Enersis SA ADR       ADR     29274F104    206378.6391   10,324,094                     SOLE          NONE            SHARED
Entergy Corp         COM     29364G103          32.54          400                     SOLE          NONE            SHARED
Exxon Mobil          COM     30231G102          33.49          500                     SOLE          NONE            SHARED
Glaxo ADR            ADR     37733W105       18566.64      482,000                     SOLE          NONE            SHARED
Grupo Tel ADR        ADR     40049J206    55206.44454    2,626,377                     SOLE          NONE            SHARED
KB Fin ADR           ADR     48241A105      2954.8156       61,610                     SOLE          NONE            SHARED
KT Corp ADR          ADR     48268K101     3303.10284      159,109                     SOLE          NONE            SHARED
Merck & Co           COM     58933Y105      82433.691    2,207,060                     SOLE          NONE            SHARED
Novartis ADR         ADR     66987V109       20038.64      370,400                     SOLE          NONE            SHARED
Sanofi Aven ADR      ADR     80105N105       2846.832       76,200                     SOLE          NONE            SHARED
3M Co                COM     88579Y101       61591.09      737,000                     SOLE          NONE            SHARED
Verizon Com New      COM     92343V104    50475.93012    1,627,206                     SOLE          NONE            SHARED
Vodafone ADR         ADR     92857W209      14650.335      628,500                     SOLE          NONE            SHARED
                                          -----------
                                           3128449.25
                                          ===========